Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$421	$(100)	$321
- Land acquisition	871	-	871
- Additions in equipment	29	-	29
- Depreciation for the period	-	(132)	(132)
Balance, December 31, 2014	$1,321	$(232)	$1,089
- Additions in property and equipment	39	-	39
- Depreciation for the period	-	(141)	(141)
Balance, December 31, 2015	$1,360	$(373)	$987